Other payables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other payables
22	Other payables

	12.31.2021	12.31.2020

Provisions related to payroll (i)	105.0	96.8
Other accounts payable (ii)	41.2	55.9
Provision for employee profit sharing	26.0	15.7
Mutual with jointly controlled operation	25.7	25.2
Long-term incentive (iii)	24.9	7.9
Commission payable	21.9	18.8
Non-controlling purchase options (iv)	17.1	22.2
Contractual obligations (v)	14.8	16.2
Recourse and non-recourse debt	9.9	13.9
Insurance	7.2	13.3
Brazilian air force	4.8	3.3
Accounts payable of acquisitions (deferred consideration)	0.4	3.0

	298.9	292.2

Current portion	241.3	249.9
Non-current portion	57.6	42.3

(i)	Refers to personnel obligations and their respective charges recorded in the financial statements.
(ii)	Represents a provision for expenses already incurred as of the date of the consolidated financial statements and for which payments are made during the following month.
(iii)	Refers to the share-based payment program granted to certain employees of the Company in the form of phantom shares as described in Note 29.
(iv)
As part of the acquisition of control of Tempest Serviços de Informática S.A. and its subsidiaries, which was concluded in 2020, the Company received call options and granted put options to non-controlling
shareholders in symmetrical and exercisable terms after the
lock-up
period at fair value for the purposes of the purchase and sale of non-controlling
interest by Embraer or other Embraer subsidiaries at this time. The Company recorded this derivative financial instrument as a reduction of shareholders’ equity held by controlling shareholders, taking the risks and benefits of minority interests that continue to be held by non-controlling
shareholders.

(v)	Represents amounts recorded regarding contractual obligations assumed by the Company in contracts with customers mainly related to commercial concessions and costs to obtain contracts.